Property, plant and equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 69,953
Property plant and equipment ending	65,672	$ 69,953
Assets transferred to Property, plant and equipment from Intangible assets	89	213
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	207,422	194,916
Additions through business combinations	0	2,093
Additions and transfers	10,438	12,330
Disposals at cost	(295)	(5,020)
Assets reclassified to held for sale	(9,335)
Effect of changes in foreign exchange	4,520	(888)
Property plant and equipment ending	212,751	207,422
Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		198,908
Cost [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		3,992
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(137,469)	(129,654)
Depreciation	(9,488)	(9,750)
Impairment losses	(5,889)	(3,350)
Reversal of impairment losses	218	120
Transfers	(10)	(40)
Accumulated depreciation and impairment disposed assets	278	4,576
Accumulated depreciation and impairment assets classified as HFS	8,525
Effect of changes in foreign exchange	(3,244)	628
Property plant and equipment ending	(147,079)	(137,469)
Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(129,654)
Accumulated depreciation, amortisation and impairment [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		0
Machinery, equipment and transportation equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	423
Property plant and equipment ending	$ 209	$ 423
Machinery, equipment and transportation equipment [Member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Machinery, equipment and transportation equipment [Member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	3 years	3 years
Machinery, equipment and transportation equipment [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 2,818	$ 3,596
Additions through business combinations	0	1
Additions and transfers	68	44
Disposals at cost	(28)	(7)
Assets reclassified to held for sale	(66)
Effect of changes in foreign exchange	13	(2)
Property plant and equipment ending	2,806	2,818
Machinery, equipment and transportation equipment [Member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		2,783
Machinery, equipment and transportation equipment [Member] | Cost [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(813)
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(2,395)	(2,802)
Depreciation	(102)	(120)
Impairment losses	(201)	(6)
Reversal of impairment losses	0	0
Transfers	18	13
Accumulated depreciation and impairment disposed assets	27	7
Accumulated depreciation and impairment assets classified as HFS	65
Effect of changes in foreign exchange	(9)	1
Property plant and equipment ending	(2,596)	(2,395)
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(2,291)
Machinery, equipment and transportation equipment [Member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		511
Production plants and oil and gas assets [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	53,736
Property plant and equipment ending	47,928	53,736
Production plants and oil and gas assets [Member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	179,063	166,766
Additions through business combinations	0	1,706
Additions and transfers	6,849	16,023
Disposals at cost	(243)	(4,911)
Assets reclassified to held for sale	(9,095)
Effect of changes in foreign exchange	3,781	(337)
Property plant and equipment ending	180,355	179,063
Production plants and oil and gas assets [Member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		166,582
Production plants and oil and gas assets [Member] | Cost [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(184)
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(125,327)	(119,589)
Depreciation	(8,240)	(8,555)
Impairment losses	(4,667)	(2,430)
Reversal of impairment losses	218	120
Transfers	(68)	(134)
Accumulated depreciation and impairment disposed assets	231	4,540
Accumulated depreciation and impairment assets classified as HFS	8,373
Effect of changes in foreign exchange	(2,947)	616
Property plant and equipment ending	(132,427)	(125,327)
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(119,483)
Production plants and oil and gas assets [Member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		106
Refining and manufacturing plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	1,870
Property plant and equipment ending	$ 1,232	$ 1,870
Refining and manufacturing plants [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Refining and manufacturing plants [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	15 years	15 years
Refining and manufacturing plants [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 8,920	$ 8,660
Additions through business combinations	0	5
Additions and transfers	110	300
Disposals at cost	(7)	0
Assets reclassified to held for sale	0
Effect of changes in foreign exchange	214	(44)
Property plant and equipment ending	9,238	8,920
Refining and manufacturing plants [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		8,660
Refining and manufacturing plants [member] | Cost [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		0
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(7,051)	(6,613)
Depreciation	(248)	(298)
Impairment losses	(516)	(178)
Reversal of impairment losses	0	0
Transfers	(1)	0
Accumulated depreciation and impairment disposed assets	7	0
Accumulated depreciation and impairment assets classified as HFS	0
Effect of changes in foreign exchange	(196)	38
Property plant and equipment ending	(8,005)	(7,051)
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(6,613)
Refining and manufacturing plants [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		0
Buildings and land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	434
Property plant and equipment ending	$ 405	$ 434
Buildings and land [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	33 years	33 years
Buildings and land [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	20 years	20 years
Buildings and land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 909	$ 932
Additions through business combinations	0	0
Additions and transfers	27	(16)
Disposals at cost	0	(7)
Assets reclassified to held for sale	(15)
Effect of changes in foreign exchange	7	0
Property plant and equipment ending	929	909
Buildings and land [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		932
Buildings and land [member] | Cost [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		0
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(475)	(465)
Depreciation	(23)	(25)
Impairment losses	(36)	(3)
Reversal of impairment losses	0	0
Transfers	0	13
Accumulated depreciation and impairment disposed assets	0	5
Accumulated depreciation and impairment assets classified as HFS	12
Effect of changes in foreign exchange	(3)	0
Property plant and equipment ending	(524)	(475)
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(465)
Buildings and land [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		0
Assets under development [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	9,479
Property plant and equipment ending	11,778	9,479
Assets under development [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	10,371	14,961
Additions through business combinations	0	381
Additions and transfers	2,417	(4,448)
Disposals at cost	(5)	(59)
Assets reclassified to held for sale	(159)
Effect of changes in foreign exchange	429	(464)
Property plant and equipment ending	13,053	10,371
Assets under development [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		14,961
Assets under development [member] | Cost [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		0
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(892)	(185)
Depreciation	0	0
Impairment losses	(445)	(707)
Reversal of impairment losses	0	0
Transfers	41	26
Accumulated depreciation and impairment disposed assets	1	0
Accumulated depreciation and impairment assets classified as HFS	75
Effect of changes in foreign exchange	(56)	(26)
Property plant and equipment ending	(1,275)	(892)
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(185)
Assets under development [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		0
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	4,011
Property plant and equipment ending	$ 4,119	$ 4,011
Right of use assets [member] | Maximum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	19 years	19 years
Right of use assets [member] | Minimum [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives (years)	1 year	1 year
Right of use assets [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	$ 5,339	$ 0
Additions through business combinations	0	0
Additions and transfers	968	426
Disposals at cost	(13)	(35)
Assets reclassified to held for sale	0
Effect of changes in foreign exchange	75	(41)
Property plant and equipment ending	6,370	5,339
Right of use assets [member] | Cost [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		4,989
Right of use assets [member] | Cost [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		4,989
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning	(1,329)	0
Depreciation	(874)	(752)
Impairment losses	(25)	(26)
Reversal of impairment losses	0	0
Transfers	0	42
Accumulated depreciation and impairment disposed assets	11	24
Accumulated depreciation and impairment assets classified as HFS	0
Effect of changes in foreign exchange	(35)	(1)
Property plant and equipment ending	$ (2,251)	(1,329)
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		(617)
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member] | IFRS 16 Adjustments [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property plant and equipment beginning		$ (617)